Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2015
Other non-current assets [Abstract]
Other non-current assets
	December 31, 2014	June 30, 2015

Deferred mobilization expenses	$43,327	$30,536
Intangible assets, net	4,732	4,010
Prepaid investments	57,910	23,631
Total	$105,969	$58,177